Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 8.4	$ 9.1
Restricted cash relating to funds	$ 5.2